Fair Value Measurements (Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities available-for-sale:
Fair value, securities	$ 169,428	$ 190,205
Mortgage servicing rights	1,270	1,247	$ 1,181	$ 1,218
Total recurring	170,698	191,452
Nonrecurring:
Assets measured on a nonrecurring basis	159	2,477
Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Total recurring	984	984
Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Total recurring	168,444	186,983
Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Mortgage servicing rights	1,270	1,247
Total recurring	1,270	3,485
Nonrecurring:
Assets measured on a nonrecurring basis	159	2,477
Impaired Loans [Member]
Nonrecurring:
Assets measured on a nonrecurring basis		1,899
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis		1,899
Other Real Estate Owned [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	159	578
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	159	578
U.S. States and Political Subdivisions Debt Securities [Member]
Securities available-for-sale:
Fair value, securities	67,979	70,624
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	67,979	68,386
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Fair value, securities		2,238
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available-for-sale:
Fair value, securities	100,463	118,595
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	100,463	118,595
Other Available-for-Sale Securities [Member]
Securities available-for-sale:
Fair value, securities	986	986
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Fair value, securities	984	984
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	$ 2	$ 2